Other operating income (expense) (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other operating income	$ 59,149	$ 55,171	$ 70,582
Other operating expense	(35,251)	(31,334)	(38,475)
Income from customer surcharges [Member]
IfrsStatementLineItems [Line Items]
Other operating income	22,977	30,492	20,555
Commissions on municipal taxes collection [member]
IfrsStatementLineItems [Line Items]
Other operating income	3,126	4,633	4,562
Fines to suppliers [member]
IfrsStatementLineItems [Line Items]
Other operating income	1,411	1,223	797
Services provided third parties [member]
IfrsStatementLineItems [Line Items]
Other operating income	6,519	4,676	4,175
Investment Plan Agreement On The Regularization Of Obligations [Member]
IfrsStatementLineItems [Line Items]
Other operating income	23,201
Income from non-reimbursable customer contributions [member]
IfrsStatementLineItems [Line Items]
Other operating income	760	343	418
Expense recovery [member]
IfrsStatementLineItems [Line Items]
Other operating income	282	11	338
Framework Agreement [Member]
IfrsStatementLineItems [Line Items]
Other operating income	801	13,035	20,435
Recovery Of Allowance For The Impairment Of Trade Receivables [Member]
IfrsStatementLineItems [Line Items]
Other operating income			17,970
Others [Member]
IfrsStatementLineItems [Line Items]
Other operating income	72	758	1,332
Other operating expense	(560)	(1,995)	(305)
Gratification for Services [Member]
IfrsStatementLineItems [Line Items]
Other operating expense	(3,219)	(2,927)	(1,540)
Cost for Services Provided to Third Parties [Member]
IfrsStatementLineItems [Line Items]
Other operating expense	(4,351)	(3,835)	(3,704)
Severance Paid [Member]
IfrsStatementLineItems [Line Items]
Other operating expense	(268)	(398)	(690)
Provision for Contingencies [Member]
IfrsStatementLineItems [Line Items]
Other operating expense	(23,739)	(21,164)	(29,875)
Disposals of Property Plant and Equipment [Member]
IfrsStatementLineItems [Line Items]
Other operating expense	$ (3,114)	$ (1,015)	$ (2,361)